Wedbush ReturnOnLeadership® U.S. Large-Cap ETF
Schedule of Investments
July 31, 2026 (Unaudited)
1
Shares Value
Common Stocks — 99.7%
Communication Services — 5.9%
Alphabet, Inc., Class A ............................................................................. 67 $ 23,861
Alphabet, Inc. ..................................................................................... 67 23,895
AppLovin Corp.* ................................................................................... 20 7,918
Netflix, Inc.* ....................................................................................... 120 8,605
Total Communication Services 64,279
Consumer Discretionary — 13.3%
Airbnb, Inc.* ....................................................................................... 156 23,637
Carnival Corp., Ltd. ................................................................................ 977 27,170
Hilton Worldwide Holdings, Inc. .................................................................... 46 14,743
MercadoLibre , Inc.* ................................................................................ 17 31,925
Ralph Lauren Corp. ................................................................................ 29 11,030
Royal Caribbean Cruises, Ltd. ..................................................................... 117 37,241
Total Consumer Discretionary 145,746
Consumer Staples — 1.2%
Philip Morris International, Inc. ..................................................................... 67 12,785
Energy — 18.0%
Cheniere Energy, Inc. .............................................................................. 101 26,621
ConocoPhillips .................................................................................... 188 22,650
Diamondback Energy, Inc. ......................................................................... 107 21,716
EOG Resources, Inc. .............................................................................. 244 36,280
EQT Corp. ........................................................................................ 580 30,908
Halliburton Co. .................................................................................... 248 7,998
Targa Resources Corp. ............................................................................ 73 19,737
Texas Pacific Land Corp. .......................................................................... 48 19,324
Venture Global, Inc. ............................................................................... 826 11,052
Total Energy 196,286
Financials — 2.7%
S&P Global, Inc. ................................................................................... 50 20,597
Synchrony Financial ............................................................................... 127 9,625
Total Financials 30,222
Health Care — 13.2%
AbbVie, Inc. ....................................................................................... 91 22,836
Amgen, Inc. ....................................................................................... 49 18,873
Biogen, Inc.* ...................................................................................... 55 11,162
Eli Lilly & Co. ...................................................................................... 12 13,786
Gilead Sciences, Inc. .............................................................................. 96 12,500
Intuitive Surgical, Inc.* ............................................................................. 26 9,187
Regeneron Pharmaceuticals, Inc. .................................................................. 15 11,439
United Therapeutics Corp.* ........................................................................ 33 17,084
Vertex Pharmaceuticals, Inc.* ...................................................................... 57 27,195
Total Health Care 144,062
Industrials — 24.5%
AerCap Holdings NV .............................................................................. 257 38,781
Delta Air Lines, Inc. ................................................................................ 1,237 108,163
Mobility Global, Inc.* ............................................................................... 50 1,019

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF
Schedule of Investments
(Continued)
July 31, 2026 (Unaudited)
2
Shares Value
Common Stocks — 99.7% (continued)
United Airlines Holdings, Inc.* ...................................................................... 636 $ 77,166
United Rentals, Inc. ................................................................................ 18 19,426
Verisk Analytics, Inc. ............................................................................... 62 12,081
Woodward, Inc. ................................................................................... 29 10,462
Total Industrials 267,098
Information Technology — 9.6%
Arista Networks, Inc.* .............................................................................. 55 9,919
Cadence Design Systems, Inc.* .................................................................... 28 9,521
First Solar, Inc.* ................................................................................... 50 10,551
Intuit, Inc. ......................................................................................... 53 16,752
Microsoft Corp. .................................................................................... 71 32,995
Motorola Solutions, Inc. ............................................................................ 43 18,737
Sandisk Corp.* .................................................................................... 5 6,074
Total Information Technology 104,549
Materials — 8.1%
Anglogold Ashanti PLC ............................................................................ 477 37,836
Freeport-McMoRan, Inc. ........................................................................... 250 15,658
Newmont Corp. ................................................................................... 158 14,806
Royal Gold, Inc. ................................................................................... 101 20,033
Total Materials 88,333
Utilities — 3.2%
PG&E Corp. ....................................................................................... 1,403 24,384
Vistra Corp. ....................................................................................... 71 10,522
Total Utilities 34,906
Total Common Stocks
(Cost $1,040,892) 1,088,266
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%
(a)
(Cost $3,526) ..................................................................................... 3,526 3,526
Total Investments — 100.0%
(Cost $1,044,418) 1,091,792
Other Assets and Liabilities,
Net — 0.0%† (399)
Net Assets — 100% $ 1,091,393
_______________
* Non Income Producing.
† Less than 0.05%.
(a) Rate shown reflects the 1-day yield as of July 31, 2026.
PLC : Public Limited Company